Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges
Beginning Balance	£ 649	£ 479
Effective portion of changes in fair value:	(875)	973
Income statement transfers:	359	(803)
Ending Balance	133	649
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(306)	179
Income statement transfers:	(70)	(33)
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(54)	(38)
Income statement transfers:	158	(2)
Equity risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(1)	2
Income statement transfers:	(2)	5
Interest rate/FX risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(514)	830
Income statement transfers:	£ 273	£ (773)